Cover	Oct. 09, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 09, 2026
Entity Registrant Name	INNOVATE CORP.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35210
Entity Tax Identification Number	54-1708481
Entity Address, Address Line One	295 Madison Ave
Entity Address, Address Line Two	12th Fl
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	235-2691
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001006837
Common Stock, par value $0.001 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	VATE
Security Exchange Name	NYSE
Preferred Stock Purchase Rights
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true